UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21506

Name of Fund:  Capital and Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Capital and Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Capital and Income Strategies Fund, Inc.

Schedule of Investments as of September 30, 2005                                                                (in U.S. dollars)

Preferred Securities

                                     Face
Industry                           Amount    Capital Trusts                                                                 Value
Commercial Banks - 4.6%    $    1,000,000    Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                   $     1,220,970
                                2,000,000    Lloyds TSB Bank PLC, 6.90% (d)                                             2,062,600
                                3,000,000    Mizuho JGB Investment LLC, 9.87% (a)(c)(d)                                 3,346,989
                                3,000,000    SB Treasury Co. LLC, 9.40% (a)(c)(d)                                       3,310,722
                                2,000,000    Westpac Capital Trust III, 5.819% (a)(c)(d)                                2,061,600
                                                                                                                  ---------------
                                                                                                                       12,002,881

Diversified Financial           1,500,000    Svensk Exportkredit AB, 6.375% (a)(d)                                      1,537,719
Services - 0.6%

                                             Total Capital Trusts (Cost - $13,382,156) - 5.2%                          13,540,600


                                   Shares
                                     Held    Preferred Stocks
Capital Markets - 1.6%             80,000    Goldman Sachs Group, Inc. Series A, 3.91%                                  2,028,000
                                   40,000    Lehman Brothers Holdings, Inc., 6.50%                                      1,051,600
                                   40,000    Lehman Brothers Holdings, Inc. Series G, 3%                                1,003,752
                                                                                                                  ---------------
                                                                                                                        4,083,352

Commercial Banks - 3.1%            60,000    Banco Santander Central Hispano SA, 6.41%                                  1,548,000
                                    9,662    First Republic Bank, 6.25%                                                   235,210
                                    1,674    First Tennessee Bank NA, 3.90% (a)                                         1,674,523
                                   80,000    HSBC USA, Inc., 3.50%                                                      2,020,000
                                   20,000    Royal Bank of Scotland Group Plc Series L, 5.75%                             484,000
                                    2,000    SG Preferred Capital II, 6.302%                                            2,120,280
                                                                                                                  ---------------
                                                                                                                        8,082,013

Consumer Finance - 1.0%           102,001    MBNA Corp. Series B, 5.50%                                                 2,568,385

Diversified Financial              50,000    CIT Group, Inc. Series A, 6.35%                                            1,268,500
Services - 0.5%

Electric Utilities - 3.4%          11,109    Connecticut Light & Power, 5.28%                                             515,528
                                   11,394    Delmarva Power & Light, 4.20%                                                967,778
                                   11,250    Delmarva Power & Light, 4.28%                                                973,828
                                   40,000    Duquesne Light Co., 6.50%                                                  2,070,000
                                   40,000    Interstate Power & Light Co. Series B, 8.375%                              1,366,000
                                   10,000    Peco Energy Co. Series D, 4.68%                                              873,000
                                   20,000    Southern California Edison Co., 5.349%                                     2,038,750
                                                                                                                  ---------------
                                                                                                                        8,804,884

Food Products - 1.5%                2,000    General Mills, Inc., 4.50%                                                 1,939,400
                                       20    HJ Heinz Finance Co., 6.226% (a)                                           2,117,500
                                                                                                                  ---------------
                                                                                                                        4,056,900

Gas Utilities - 0.3%               35,000    Southern Union Co., 7.55%                                                    931,700

Insurance - 5.1%                   80,000    ACE Ltd. Series C, 7.80%                                                   2,108,000
                                    8,000    Axis Capital Holdings Ltd., 7.25%                                            200,000
                                   80,000    Aegon NV, 6.375%                                                           2,027,504
                                   30,000    Genworth Financial, Inc. Series A, 5.25%                                   1,553,439
                                   72,000    Metlife, Inc. Series B, 6.50%                                              1,825,200
                                   80,000    Prudential Plc, 6.75%                                                      2,059,200
                                   60,000    RenaissanceRe Holdings Ltd. Series C, 6.08%                                1,347,000
                                    2,200    Zurich RegCaPS Funding Trust, 6.58% (a)                                    2,314,125
                                                                                                                  ---------------
                                                                                                                       13,434,468

Multi-Utilities - 1.2%             80,000    Pacific Gas & Electric Co. Series A, 6%                                    2,056,800
                                   12,400    Public Service Electric & Gas Series E, 5.28%                              1,140,800
                                                                                                                  ---------------
                                                                                                                        3,197,600

Oil, Gas & Consumable              19,500    Apache Corp. Series B, 5.68% (f)                                           1,990,829
Fuels - 0.8%

Thrifts & Mortgage                 45,000    Fannie Mae, 7%                                                             2,466,563
Finance - 4.8%                     25,000    Fannie Mae Series I, 5.375%                                                1,110,000
                                   59,350    Fannie Mae Series L, 5.125%                                                2,513,473
                                  150,000    Freddie Mac, 3.93%                                                         6,337,500
                                                                                                                  ---------------
                                                                                                                       12,427,536

                                             Total Preferred Stocks (Cost - $59,550,559) - 23.3%                       60,846,167


                                             Real Estate Investment Trusts
Real Estate Investment             52,000    Alexandria Real Estate Equities, Inc. Series C, 8.375%                     1,368,640
Trusts - 0.5%

                                             Total Real Estate Investment Trusts (Cost - $1,300,000) - 0.5%             1,368,640


                                     Face
                                   Amount    Trust Preferreds
Commercial Banks - 0.8%     $   2,000,000    ABN AMRO North America Capital Funding Trust I,
                                             6.968% due 9/15/2010 (a)(c)                                                2,130,608

Gas Utilities - 0.4%            1,000,000    Southwest Gas Capital II, 7.70% due 9/15/2043                              1,051,365


                                             Total Trust Preferreds (Cost - $3,138,574) - 1.2%                          3,181,973

                                             Total Preferred Securities (Cost - $77,371,289) - 30.2%                   78,937,380


                                             Corporate Bonds
Automobiles - 0.5%              1,200,000    Hyundai Motor Manufacturing Alabama LLC, 5.30%
                                             due 12/19/2008                                                             1,205,280

Beverages - 0.1%                  250,000    Coca-Cola Femsa SA de CV, 8.95% due 11/01/2006                               260,625

Commercial Banks - 3.2%           750,000    Banco Nacional de Desenvolvimento Economico e Social,
                                             5.83% due 6/16/2008 (c)                                                      750,000
                                  450,000    Bancomext Trust Division, 11.25% due 5/30/2006                               472,500
                                  700,000    Bangko Sentral ng Pilipinas, 9% due 11/14/2005                               754,250
                                1,350,000    Bangkok Bank Public Co. Ltd. (Hong Kong), 8.75%
                                             due 3/15/2007                                                              1,414,410
                                  700,000    The Export-Import Bank of Korea, 4.25% due 11/27/2007                        693,681
                                  750,000    ICICI Bank Ltd., 4.75% due 10/22/2008                                        738,646
                                             Korea Development Bank:
                                  465,000        7.25% due 5/15/2006                                                      472,865
                                  575,000        5.25% due 11/16/2006                                                     578,828
                                1,080,000    MDM Bank, 10.75% due 12/16/2005                                            1,090,800
                                1,070,000    Sberbank, 4.92% due 10/24/2006                                             1,083,268
                                  465,000    Siam Commercial Bank Public Co. of Singapore, 7.50%
                                             due 3/15/2006                                                                470,146
                                                                                                                  ---------------
                                                                                                                        8,519,394

Diversified Financial             900,000    AC International Finance Ltd., 8.125% due 2/21/2008                          941,432
Services - 1.8%                   750,000    Aries Vermoegensverwaltungs GmbH, 9.60% due 10/25/2014 (a)                   990,000
                                  560,000    Morgan Stanley (Gazprom), 9.625% due 3/01/2013                               692,384
                                1,920,000    Salomon Brothers AG for OAO Gazprom, 9.125% due 4/25/2007                  2,031,936
                                                                                                                  ---------------
                                                                                                                        4,655,752


Diversified Telecommunication     750,000    Empresa Brasileira de Telecom SA Series B, 11% due 12/15/2008                856,875
Services - 1.4%                   175,000    Excelcomindo Finance Company BV, 8% due 1/27/2009                            179,813
                                             Philippine Long Distance Telephone:
                                1,410,000        9.25% due 6/30/2006                                                    1,462,875
                                  300,000        7.85% due 3/06/2007                                                      308,250
                                  500,000    Telefonica de Argentina SA, 9.875% due 7/01/2006                             522,500
                                  300,000    Telefonos de Mexico SA de CV, 8.25% due 1/26/2006                            303,214
                                                                                                                  ---------------
                                                                                                                        3,633,527

Metals & Mining - 0.1%            320,000    Companhia Siderurgica Pa, 7.25% due 11/07/2006                               320,000

Oil, Gas & Consumable             750,000    MEI Euro Finance Ltd., 10% due 3/19/2007                                     783,750
Fuels - 1.7%                      610,000    Petrobras Energia SA, 9% due 1/30/2007                                       642,025
                                  900,000    Petroleos Mexicanos, 8.85% due 9/15/2007                                     969,300
                                  175,000    Petroliam Nasional Berhad, 7.75% due 8/15/2015                               211,388
                                1,750,000    YPF SA Series A, 7.75% due 8/27/2007                                       1,844,500
                                                                                                                  ---------------
                                                                                                                        4,450,963

Paper & Forest                    250,000    SINO-FOREST Corp., 9.125% due 8/17/2011 (a)                                  270,000
Products - 0.1%

Real Estate - 0.1%                250,000    SM Investments Corp., 8% due 10/16/2007                                      258,475

Road & Rail - 0.1%                294,000    MTR Corp., 7.25% due 10/01/2005                                              294,000

Wireless Telecommunication      1,425,000    Total Access Communication Public Co. Ltd., 8.375%
Services - 0.6%                              due 11/04/2006                                                             1,486,336

                                             Total Corporate Bonds (Cost - $24,977,971) - 9.7%                         25,354,352



                                             Foreign Government Obligations
                                  507,500    Argentina Government International Bond, 4.005%
                                             due 8/03/2012                                                                464,870
                                             Brazilian Government International Bond:
                                  140,000        10.25% due 1/11/2006                                                     142,100
                                1,670,000        10% due 1/16/2007                                                      1,780,220
                                3,015,000        11.50% due 3/12/2008                                                   3,435,593
                                  725,000        14.50% due 10/15/2009                                                    942,862
                                  290,000        10% due 8/07/2011                                                        337,850
                                  597,067        5.25% due 4/15/2012                                                      587,394
                                  650,000        8% due 1/15/2018                                                         688,350
                                  585,000        10.125% due 5/15/2027                                                    700,830
                                  200,000        8.25% due 1/20/2034                                                      201,000
                                  475,000        11% due 8/17/2040 (g)                                                    582,350
                                   60,000    Bulgaria Government International Bond, 8.25% due 1/15/2015                   73,716
                                             Chile Government International Bond:
                                1,000,000        5.625% due 7/23/2007                                                   1,016,500
                                  110,000        5.50% due 1/15/2013                                                      114,609
                                             Colombia Government International Bond:
                                  740,000        10.50% due 6/13/2006                                                     765,900
                                1,420,000        8.625% due 4/01/2008                                                   1,539,280
                                  280,000        10% due 1/23/2012                                                        337,400
                                  300,000        11.75% due 2/25/2020                                                     417,300
                                  262,579    Dominican Republic International Bond, 9.04% due 1/23/2018                   290,938
                                  965,000    Indonesia Government International Bond, 7.75% due 8/01/2006                 984,300
                                             Mexico Government International Bond:
                                1,170,000        9.875% due 1/15/2007                                                   1,245,465
                                  435,000        9.875% due 2/01/2010                                                     517,432
                                  500,000        8.375% due 1/14/2011                                                     575,000
                                  360,000        6.375% due 1/16/2013                                                     383,040
                                  200,000        5.875% due 1/15/2014                                                     206,800
                                  390,000        8.30% due 8/15/2031                                                      487,500
                                  725,000        7.50% due 4/08/2033                                                      841,000
                                  500,000        Series A, 6.625% due 3/03/2015                                           543,250
                                             Panama Government International Bond:
                                  975,000        8.25% due 4/22/2008                                                    1,051,781
                                  150,000        7.25% due 3/15/2015                                                      163,500
                                  435,000        8.875% due 9/30/2027                                                     529,612
                                             Peru Government International Bond:
                                1,090,000        9.125% due 1/15/2008                                                   1,177,200
                                  240,000        9.125% due 2/21/2012                                                     288,000
                                  137,200        5% due 3/07/2017                                                         133,084
                                             Philippine Government International Bond:
                                1,000,000        4.129%* due 10/03/2005                                                   999,600
                                  250,000        5.625% due 11/19/2006                                                    251,872
                                  720,000        8.875% due 4/15/2008                                                     773,100
                                  435,000        9.875% due 3/16/2010                                                     483,938
                                  175,000        9.875% due 1/15/2019                                                     195,125
                                   65,000        10.625% due 3/16/2025                                                     75,888
                                  750,000        9.50% due 2/02/2030                                                      800,625
                                             Russia Government International Bond:
                                  500,000        10% due 6/26/2007                                                        544,100
                                2,095,000        10% due 6/26/2007 (Regulation S)                                       2,279,779
                                  775,000        11% due 7/24/2018 (Regulation S) (g)                                   1,182,108
                                  780,000        5% due 3/31/2030                                                         896,220
                                  793,000    Santa Fe de Bogota DC, 9.50% due 12/12/2006                                  828,685
                                             Turkey Government International Bond:
                                  650,000        11.375% due 11/27/2006                                                   698,750
                                1,080,000        10% due 9/19/2007                                                      1,179,684
                                1,000,000        10% due 9/19/2007 (a)                                                  1,090,000
                                  390,000        11.50% due 1/23/2012                                                     499,200
                                  250,000        11% due 1/14/2013                                                        319,687
                                  500,000        7.375% due 2/05/2025                                                     499,375
                                  500,000        8% due 2/14/2034                                                         527,500
                                             Ukraine Government International Bond:
                                1,036,074        11% due 3/15/2007                                                      1,095,130
                                  200,000        6.875% due 3/04/2011                                                     210,140
                                   50,000        7.65% due 6/11/2013 (a)                                                   55,063
                                             Uruguay Government International Bond:
                                  200,000        9.25% due 5/17/2017                                                      224,250
                                  267,960        7.875% due 1/15/2033 (h)                                                 262,936
                                             Venezuela Government International Bond:
                                1,230,000        9.125% due 6/18/2007                                                   1,313,025
                                  476,167        3.625% due 12/18/2007                                                    473,786
                                  725,000        10.75% due 9/19/2013                                                     904,437
                                  325,000        8.50% due 10/08/2014 (g)                                                 360,750
                                  150,000        9.375% due 1/13/2034                                                     177,600

                                             Total Foreign Government Obligations
                                             (Cost - $41,193,055) - 16.3%                                              42,748,379


                                   Shares
                                     Held    Common Stocks
Aerospace & Defense - 4.1%         89,800    Honeywell International, Inc.                                              3,367,500
                                   32,100    Lockheed Martin Corp.                                                      1,959,384
                                   25,500    Northrop Grumman Corp.                                                     1,385,925
                                  108,700    Raytheon Co.                                                               4,132,774
                                                                                                                  ---------------
                                                                                                                       10,845,583

Beverages - 1.0%                  140,400    Coca-Cola Enterprises, Inc.                                                2,737,800

Capital Markets - 4.3%            133,500    The Bank of New York Co., Inc.                                             3,926,235
                                   55,800    Mellon Financial Corp.                                                     1,783,926
                                  102,700    Morgan Stanley                                                             5,539,638
                                                                                                                  ---------------
                                                                                                                       11,249,799

Chemicals - 1.4%                   92,200    E.I. du Pont de Nemours & Co.                                              3,611,474

Commercial Banks - 4.0%            83,100    Bank of America Corp.                                                      3,498,510
                                   22,100    Wachovia Corp.                                                             1,051,739
                                  100,500    Wells Fargo & Co.                                                          5,886,285
                                                                                                                  ---------------
                                                                                                                       10,436,534

Communications                    131,100    3Com Corp. (b)                                                               534,888
Equipment - 1.9%                  140,100    Motorola, Inc.                                                             3,094,809
                                   78,400    Nokia Oyj (f)                                                              1,325,744
                                                                                                                  ---------------
                                                                                                                        4,955,441

Computers &                       130,700    Hewlett-Packard Co.                                                        3,816,440
Peripherals - 4.6%                 54,400    International Business Machines Corp.                                      4,363,968
                                   97,300    Seagate Technology                                                         1,542,205
                                  612,200    Sun Microsystems, Inc. (b)                                                 2,399,824
                                                                                                                  ---------------
                                                                                                                       12,122,437

Consumer Finance - 0.8%            81,600    MBNA Corp.                                                                 2,010,624

Diversified Financial              75,490    Citigroup, Inc.                                                            3,436,305
Services - 3.9%                   195,772    JPMorgan Chase & Co.                                                       6,642,544
                                                                                                                  ---------------
                                                                                                                       10,078,849

Diversified Telecommunication      37,400    BCE, Inc.                                                                  1,026,256
Services - 3.5%                    76,700    BellSouth Corp.                                                            2,017,210
                                  167,100    SBC Communications, Inc.                                                   4,005,387
                                   66,200    Verizon Communications, Inc.                                               2,164,078
                                                                                                                  ---------------
                                                                                                                        9,212,931

Electric Utilities - 2.7%          65,300    FPL Group, Inc.                                                            3,108,280
                                  108,500    The Southern Co.                                                           3,879,960
                                                                                                                  ---------------
                                                                                                                        6,988,240

Electronic Equipment &             77,000    Agilent Technologies, Inc. (b)                                             2,521,750
Instruments - 1.0%

Energy Equipment &                 81,800    BJ Services Co.                                                            2,943,982
Services - 4.3%                   125,400    GlobalSantaFe Corp.                                                        5,720,748
                                   38,800    Halliburton Co.                                                            2,658,576
                                                                                                                  ---------------
                                                                                                                       11,323,306

Food Products - 3.4%               70,300    General Mills, Inc.                                                        3,388,460
                                   74,700    Kraft Foods, Inc.                                                          2,285,073
                                   43,200    Unilever NV (f)                                                            3,086,640
                                                                                                                  ---------------
                                                                                                                        8,760,173

Health Care Equipment              65,900    Baxter International, Inc.                                                 2,627,433
& Supplies - 1.0%

Hotels, Restaurants &              88,000    McDonald's Corp.                                                           2,947,120
Leisure - 1.1%


Household Durables - 1.0%          98,400    Koninklijke Philips Electronics NV                                         2,625,312

Household Products - 1.6%          69,100    Kimberly-Clark Corp.                                                       4,113,523

IT Services - 0.3%                132,200    Unisys Corp. (b)                                                             877,808

Industrial                        101,500    General Electric Co.                                                       3,417,505
Conglomerates - 3.2%              176,000    Tyco International Ltd.                                                    4,901,600
                                                                                                                  ---------------
                                                                                                                        8,319,105

Insurance - 5.7%                   31,000    The Allstate Corp.                                                         1,713,990
                                   58,400    American International Group, Inc.                                         3,618,464
                                  127,300    Genworth Financial, Inc. Class A                                           4,104,152
                                   23,500    Hartford Financial Services Group, Inc.                                    1,813,495
                                   19,900    Marsh & McLennan Cos., Inc.                                                  604,761
                                   67,400    The St. Paul Travelers Cos., Inc.                                          3,024,238
                                                                                                                  ---------------
                                                                                                                       14,879,100

Machinery - 1.0%                   42,300    Deere & Co.                                                                2,588,760

Media - 3.9%                      202,100    Interpublic Group of Cos., Inc. (b)                                        2,352,444
                                  317,700    Time Warner, Inc.                                                          5,753,547
                                   82,800    Walt Disney Co.                                                            1,997,964
                                                                                                                  ---------------
                                                                                                                       10,103,955

Metals & Mining - 0.9%             92,600    Alcoa, Inc.                                                                2,261,292

Multi-Utilities - 2.4%             50,600    Consolidated Edison, Inc.                                                  2,456,630
                                   17,900    Dominion Resources, Inc.                                                   1,541,906
                                   88,300    Energy East Corp.                                                          2,224,277
                                                                                                                  ---------------
                                                                                                                        6,222,813

Oil, Gas & Consumable              19,900    Anadarko Petroleum Corp.                                                   1,905,425
Fuels - 5.3%                      139,400    Exxon Mobil Corp.                                                          8,857,476
                                   46,700    Royal Dutch Shell Plc (f)                                                  3,065,388
                                                                                                                  ---------------
                                                                                                                       13,828,289

Paper & Forest Products - 1.3%    118,200    International Paper Co.                                                    3,522,360

Pharmaceuticals - 5.0%             51,100    AstraZeneca Group Plc (f)                                                  2,406,810
                                   63,500    GlaxoSmithKline Plc (f)                                                    3,256,280
                                   72,300    Merck & Co., Inc.                                                          1,967,283
                                  105,900    Pfizer, Inc.                                                               2,644,323
                                  137,400    Schering-Plough Corp.                                                      2,892,270
                                                                                                                  ---------------
                                                                                                                       13,166,966

Semiconductors & Semiconductor    106,100    Applied Materials, Inc.                                                    1,799,456
Equipment - 3.9%                  141,100    Fairchild Semiconductor International, Inc. (b)                            2,096,746
                                  260,600    LSI Logic Corp. (b)                                                        2,566,910
                                  122,900    Micron Technology, Inc. (b)                                                1,634,570
                                   82,000    Novellus Systems, Inc. (b)                                                 2,056,560
                                                                                                                  ---------------
                                                                                                                       10,154,242

Specialty Retail - 0.8%           124,600    The Gap, Inc.                                                              2,171,778

                                             Total Common Stocks (Cost - $196,578,352) - 79.3%                        207,264,797


                               Beneficial
                                 Interest    Short-Term Securities
                           $   16,201,227    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (e)               16,201,227

                                             Total Short-Term Securities (Cost - $16,201,227) - 6.2%                   16,201,227

                                             Total Investments (Cost - $356,321,894) - 141.7%                         370,506,135


                                Number of
                                Contracts    Options Written
Call Options Written - (0.0%)          41    McDonald's Corp., expiring October 2005 at USD 37.5                          (8,120)

                                             Total Options Written (Premiums Received - $19,893) - (0.0%)                 (8,120)

                                             Total Investments, Net of Options Written
                                             (Cost - $356,302,001**) - 141.7%                                         370,498,015
                                             Liabilities in Excess of Other Assets - (41.7%)                        (109,032,516)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   261,465,499
                                                                                                                  ===============

  * Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:


    Aggregate cost                             $        356,347,840
                                               ====================
    Gross unrealized appreciation              $         24,035,811
    Gross unrealized depreciation                       (9,885,636)
                                               --------------------
    Net unrealized appreciation                $         14,150,175
                                               ====================


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Non-income producing security.

(c) Floating rate note.

(d) The security is a perpetual bond and has no definite maturity date.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I               $   14,641,504      $   106,057

(f) Depositary receipts.

(g) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Capital and Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.

Date: November 17, 2005


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Capital and Income Strategies Fund, Inc.


Date: November 17, 2005